FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Cash	$ 114,841	$ 110,122	$ 117,620	$ 121,598	$ 114,841	$ 110,122	$ 117,620
Investment securities, available for sale				1,039,870	1,190,642
Other investments				51,077	53,725
Premises and equipment				131,579	136,603
Total assets				8,437,967	8,147,411
Subordinated Debt				120,000	120,000
Other liabilities				119,454	100,446
Total liabilities				7,572,743	7,338,035
Shareholders’ equity				865,224	809,376	784,077	682,161
Total liabilities and shareholders’ equity				8,437,967	8,147,411
Income Statement [Abstract]
Noninterest income	69,601	75,202	63,965
Interest Expense	33,279	23,257	19,234
Salaries and employee benefits	122,361	111,792	107,702
Miscellaneous professional services	6,303	9,622	6,170
Income before income taxes and equity in undistributed net earnings of subsidiaries	130,731	110,933	95,028
Income tax benefit	42,205	35,870	30,028
Net income	88,526	75,063	65,000
Operating activities
Net income	88,526	75,063	65,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	13,037	13,266	12,785
Stock-based compensation expense	5,354	4,049	3,970
Deferred income taxes	346	4,192	(22,405)
Decrease (increase) in other assets	(5,347)	(33,370)	(8,156)
Net cash provided by (used in) operating activities	138,361	91,567	56,654
Investing activities
Net cash (paid) acquired from business combinations	0	(305,591)
Proceeds from calls and maturities of investment securities	186,132	120,953	101,420
Purchases of investment securities	(396,984)	(547,901)	(147,854)
Net cash provided by (used in) investing activities	(309,109)	(918,847)	(83,978)
Financing activities
Cash dividends paid on common stock	(39,125)	(39,070)	(34,848)
Treasury stock purchase	0	(4,498)	(697)
Proceeds from exercise of stock options, net of shares purchased	801	744	1,056
Excess tax benefit on share-based compensation	264	146	153
Net cash provided by (used in) financing activities	177,505	831,999	19,826
Net increase (decrease) in cash	6,757	4,719	(7,498)
Cash and due from banks at beginning of year	114,841	110,122	117,620
Cash and due from banks at end of year	121,598	114,841	110,122
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	106,072	55,192	88,420	59,285	106,072	$ 55,192	$ 88,420
Investment securities, available for sale				386	335
Other investments				0	6,190
Subordinated notes from subsidiaries				7,500	7,500
Investment in subsidiaries				909,798	807,832
Premises and equipment				1,395	1,412
Other assets				19,487	12,312
Total assets				997,851	941,653
Subordinated Debt				118,463	118,312
Dividends payable				10,386	10,251
Other liabilities				3,778	3,714
Total liabilities				132,627	132,277
Shareholders’ equity				865,224	809,376
Total liabilities and shareholders’ equity				997,851	941,653
Income Statement [Abstract]
Interest income	48	81	73
Noninterest income	2,596	253	92
Dividends from subsidiaries	52,700	17,250	31,700
Total income	55,344	17,584	31,865
Interest Expense	6,151	2,157	0
Salaries and employee benefits	5,445	4,224	4,041
Miscellaneous professional services	711	723	708
Other	4,841	5,564	5,307
Total expenses	17,148	12,668	10,056
Income before income taxes and equity in undistributed net earnings of subsidiaries	38,196	4,916	21,809
Income tax benefit	(5,302)	(4,563)	(3,674)
Equity in undistributed earnings (loss) of subsidiaries	(45,028)	(65,584)	(39,517)
Net income	88,526	75,063	65,000
Operating activities
Net income	88,526	75,063	65,000
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(45,028)	(65,584)	(39,517)
Depreciation and amortization	192	78	24
Stock-based compensation expense	5,354	4,049	3,970
Deferred income taxes	584	(85)	180
(Decrease) increase in dividends payable	135	2	1,071
(Decrease) increase in other liabilities	(389)	1,965	(1,654)
Decrease (increase) in other assets	(9,065)	1,459	(264)
Net cash provided by (used in) operating activities	40,309	16,947	28,810
Investing activities
Capital contributions to subsidiaries	(53,000)	(40,000)	(27,601)
Net cash (paid) acquired from business combinations	0	0	(17,065)
Proceeds from disposal of subsidiaries	0	0	18,695
Proceeds from calls and maturities of investment securities	5,978	87	29
Purchases of investment securities	(333)	(412)	(192)
Net cash provided by (used in) investing activities	(47,355)	(40,325)	(26,134)
Proceeds from Issuance of Long-term Debt	0	120,000	0
Financing activities
Cash dividends paid on common stock	(39,125)	(39,070)	(34,848)
Treasury stock purchase	0	(4,498)	(697)
Proceeds from exercise of stock options, net of shares purchased	801	744	1,056
Excess tax benefit on share-based compensation	264	146	153
Other	(1,681)	(3,064)	(1,568)
Net cash provided by (used in) financing activities	(39,741)	74,258	(35,904)
Net increase (decrease) in cash	(46,787)	50,880	(33,228)
Cash and due from banks at beginning of year	106,072	55,192	88,420
Cash and due from banks at end of year	$ 59,285	$ 106,072	$ 55,192
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries				$ 909,798	$ 807,832